Expense Example, No Redemption - USA Mutuals Vice Fund - USA Mutuals Vice Fund Class C	Jul. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 251
Expense Example, No Redemption, 3 Years	858
Expense Example, No Redemption, 5 Years	1,491
Expense Example, No Redemption, 10 Years	$ 3,194